Shares to Be Issued	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Shares To Be Issued
Shares to Be Issued

25. Shares to Be Issued

On April 19, 2018, the Company entered into a consulting agreement with TAAD, LLP. (“the Consultant”) to provide certain financial reporting preparation services. The Company will grant the Consultant 5,000,000 shares of the Company’s stock per quarter as consulting fees. As of December 31, 2021 and June 30, 2021, 15,000,000 common shares for fiscal year 2022 and 5,000,000 common shares for fiscal year 2021 have not been issued to the Consultant. As of December 31, 2021 and June 30, 2021, the Company had potential shares to be issued in total amount of $46,500 and $27,500, respectively.

Starting July 1, 2021, Mr. Jimmy Chan, the Company’s CEO, receives an annual salary of $250,000 with 50,000,000 commons shares at the end of fiscal year 2022. In addition, upon closing of each acquisition, Mr. Chan will receive 10% of the purchase price as a special bonus. As of December 31, 2021 and June 30, 2021, 37,500,000 common shares for fiscal year 2022 and 50,000,000 common shares for fiscal year 2021 have not been issued to Mr. Chan. As of December 31, 2021 and June 30, 2021, the Company recorded potential shares to be issued in total amount of $215,577 and $110,577, respectively.

As of December 31, 2021 and June 30, 2021, the Company had total potential shares to be issued to the consulting agreement of $262,077 and $138,077, respectively.

Sugarmade, Inc. and Subsidiaries

Notes to Unaudited Condensed Consolidated Financial Statements

December 31, 2021

30. Shares to Be Issued

As of June 30, 2021 and 2020, the Company had entered into one consulting service agreement and one employment agreement, which had potential shares to be issued in total amount of $138,077 and $101,577, respectively.